UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03023

FORUM FUNDS
Three Canal Plaza, Suite 600
Portland, Maine 04101

Jessica Chase, Principal Executive Officer
Three Canal Plaza, Suite 600
Portland, Maine 04101
207-347-2000

Date of fiscal year end: December 31

Date of reporting period: January 1, 2018 – March 31, 2018

Item 1.  Schedule of Investments.

LISANTI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 97.8%
Consumer Discretionary - 20.0%
4,380	Abercrombie & Fitch Co.	$106,040
2,620	At Home Group, Inc. (a)	83,945
4,670	BJ's Restaurants, Inc.	209,683
8,120	Boot Barn Holdings, Inc. (a)	143,968
2,090	Boyd Gaming Corp.	66,587
10,130	Chegg, Inc. (a)	209,286
6,125	Conn's, Inc. (a)	208,250
4,610	DSW, Inc.	103,541
1,100	Five Below, Inc. (a)	80,674
7,835	Freshpet, Inc. (a)	128,886
1,570	Grand Canyon Education, Inc. (a)	164,724
3,385	Malibu Boats, Inc., Class A (a)	112,416
4,245	Ollie's Bargain Outlet Holdings, Inc. (a)	255,973
5,665	Planet Fitness, Inc., Class A (a)	213,967
3,590	Skechers U.S.A., Inc., Class A (a)	139,615
2,615	Texas Roadhouse, Inc.	151,095
1,215	TopBuild Corp. (a)	92,972
4,675	Wingstop, Inc.	220,800
		2,692,422
Energy - 0.6%
2,660	Matador Resources Co. (a)	79,561
Financial Services - 6.9%
4,030	Ameris Bancorp	213,187
2,765	BofI Holding, Inc. (a)	112,065
4,145	Green Dot Corp., Class A (a)	265,943
4,070	Kinsale Capital Group, Inc.	208,913
4,980	Veritex Holdings, Inc. (a)	137,797
		937,905
Health-Care - 26.0%
6,390	Amicus Therapeutics, Inc. (a)	96,106
3,030	AMN Healthcare Services, Inc. (a)	171,952
4,855	Array BioPharma, Inc. (a)	79,234
3,645	AxoGen, Inc. (a)	133,042
1,390	Blueprint Medicines Corp. (a)	127,463
3,650	Globus Medical, Inc. (a)	181,843
1,960	Inogen, Inc. (a)	240,766
3,895	Insulet Corp. (a)	337,619
3,630	Intersect ENT, Inc. (a)	142,659
2,585	iRhythm Technologies, Inc. (a)	162,726
1,190	Ligand Pharmaceuticals, Inc. (a)	196,540
870	Molina Healthcare, Inc. (a)	70,627
2,065	Nevro Corp. (a)	178,974
1,650	Penumbra, Inc. (a)	190,822
1,534	PRA Health Sciences, Inc. (a)	127,261
1,555	Proto Labs, Inc. (a)	182,790
4,390	Quidel Corp. (a)	227,446

Shares	Security Description	Value
Health-Care - 26.0% (continued)
370	Sage Therapeutics, Inc. (a)	$59,596
2,195	Sarepta Therapeutics, Inc. (a)	162,628
3,685	Supernus Pharmaceuticals, Inc. (a)	168,773
4,238	Tabula Rasa HealthCare, Inc. (a)	164,434
2,655	Teladoc, Inc. (a)	106,996
		3,510,297
Industrials - 13.6%
2,310	John Bean Technologies Corp.	261,954
1,580	Kennametal, Inc.	63,453
3,439	Knight-Swift Transportation Holdings, Inc.	158,228
3,905	MasTec, Inc. (a)	183,730
2,305	On Assignment, Inc. (a)	188,733
1,695	Patrick Industries, Inc. (a)	104,836
570	RBC Bearings, Inc. (a)	70,794
1,035	Saia, Inc. (a)	77,780
865	SiteOne Landscape Supply, Inc. (a)	66,640
8,810	Titan International, Inc.	111,094
8,810	Titan Machinery, Inc. (a)	207,564
3,320	XPO Logistics, Inc. (a)	338,009
		1,832,815
Materials - 1.7%
7,665	Summit Materials, Inc., Class A (a)	232,096
Technology - 29.0%
2,670	2U, Inc. (a)	224,360
2,720	Bottomline Technologies de, Inc. (a)	105,400
2,745	Carbonite, Inc. (a)	79,056
4,200	Coupa Software, Inc. (a)	191,604
1,365	FARO Technologies, Inc. (a)	79,716
4,360	Five9, Inc. (a)	129,884
535	GrubHub, Inc. (a)	54,286
3,195	GTT Communications, Inc. (a)	181,156
1,995	HubSpot, Inc. (a)	216,059
3,525	MINDBODY, Inc., Class A (a)	137,123
1,035	MKS Instruments, Inc.	119,698
1,790	Monolithic Power Systems, Inc.	207,228
2,765	New Relic, Inc. (a)	204,942
3,760	Novanta, Inc. (a)	196,084
2,460	Okta, Inc. (a)	98,031
1,915	Paycom Software, Inc. (a)	205,652
1,475	Proofpoint, Inc. (a)	167,634
1,755	Q2 Holdings, Inc. (a)	79,940
4,255	Qualys, Inc. (a)	309,551
4,255	RealPage, Inc. (a)	219,133
1,320	RingCentral, Inc., Class A (a)	83,820
2,005	SailPoint Technologies Holding, Inc. (a)	41,483
1,175	Silicon Laboratories, Inc. (a)	105,633

LISANTI SMALL CAP GROWTH FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Technology - 29.0% (continued)
2,335	Upland Software, Inc. (a)	$67,225
3,860	Varonis Systems, Inc. (a)	233,530
3,055	Zendesk, Inc. (a)	146,243
1,160	Zscaler, Inc. (a)	32,561
		3,917,032
Total Common Stock (Cost $11,262,801)		13,202,128
Investments, at value - 97.8% (Cost $11,262,801)		$13,202,128
Other Assets & Liabilities, Net - 2.2%		290,159
Net Assets - 100.0%		$13,492,287

(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's instruments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$13,202,128
Level 2 - Other Significant Observable Inputs	–
Level 3 - Significant Unobservable Inputs	–
Total	$13,202,128

The Level 1 value displayed in this table is Common Stock. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 97.7%
Australia - 2.1%
184,600	BHP Billiton PLC, ADR	$7,334,158
346,540	WorleyParsons, Ltd.	3,819,395
		11,153,553
Austria - 1.3%
119,600	ANDRITZ AG	6,681,145

Belgium - 1.3%
49,670	Solvay SA, Class A	6,896,990

Canada - 3.0%
134,676	Magna International, Inc.	7,586,011
135,837	Methanex Corp.	8,229,191
		15,815,202
Colombia - 1.2%
602,000	Bancolombia SA	6,511,113

Finland - 1.0%
108,876	Kone Oyj, Class B	5,429,660

France - 4.7%
47,900	Cie Generale des Etablissements Michelin	7,066,731
76,541	Imerys SA	7,430,790
66,707	IPSOS	2,619,981
77,000	Vinci SA	7,570,096
		24,687,598
Germany - 9.8%
66,900	BASF SE	6,788,690
350,642	Deutsche Telekom AG	5,716,677
189,490	freenet AG	5,761,332
51,300	Hannover Rueck SE	7,000,237
92,486	LANXESS AG	7,078,321
31,200	Linde AG (a)	6,568,534
30,300	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	7,040,824
67,251	Symrise AG	5,408,473
		51,363,088
India - 1.4%
422,520	Infosys, Ltd., ADR	7,541,982

Ireland - 1.0%
2,793,241	Greencore Group PLC	5,194,527

Israel - 1.4%
414,400	Teva Pharmaceutical Industries, Ltd., ADR	7,082,096

Shares	Security Description	Value
Italy - 0.1%
1,045,169	TREVI - Finanziaria Industriale SpA (a)	$511,839

Japan - 5.6%
157,400	Asahi Group Holdings, Ltd.	8,416,954
246,200	KDDI Corp.	6,259,989
92,800	Mixi, Inc.	3,436,229
305,000	Nexon Co., Ltd. (a)	5,128,002
491,400	The Kansai Electric Power Co., Inc.	6,368,503
		29,609,677

Norway - 4.1%
366,696	DNB ASA	7,117,518
609,437	SpareBank 1 SR-Bank ASA	6,701,723
176,800	Yara International ASA	7,467,786
		21,287,027
Puerto Rico - 1.2%
156,500	Popular, Inc.	6,513,530

Russian Federation - 0.5%
126,800	Sberbank of Russia PJSC, ADR	2,362,284

Singapore - 1.4%
355,505	United Overseas Bank, Ltd.	7,456,346

South Korea - 4.7%
22,000	Hyundai Mobis Co., Ltd.	5,242,518
144,100	Kia Motors Corp.	4,305,831
336,300	LG Uplus Corp.	3,880,748
3,321	Samsung Electronics Co., Ltd.	7,639,640
49,300	SK Hynix, Inc.	3,714,035
		24,782,772
Sweden - 2.7%
257,700	Duni AB, Class A	3,567,765
138,703	Loomis AB, Class B	4,990,105
429,200	Svenska Handelsbanken AB, Class A	5,356,133
		13,914,003
Switzerland - 2.3%
44,244	Chubb, Ltd.	6,051,252
75,200	Novartis AG	6,077,356
		12,128,608
Thailand - 1.4%
1,539,500	Siam Commercial Bank PCL, Series F	7,064,862

United Kingdom - 9.7%
819,200	Babcock International Group PLC	7,686,774
1,149,514	BBA Aviation PLC	5,167,312
175,602	Bellway PLC	7,511,813
2,565,500	Cineworld Group PLC	8,487,381
122,528	Next PLC	8,181,048
632,744	Standard Chartered PLC	6,326,925

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
United Kingdom - 9.7% (continued)
2,965,416	Taylor Wimpey PLC	$7,680,248
		51,041,501
United States - 35.8%
44,989	Allergan PLC	7,571,199
70,900	ALLETE, Inc.	5,122,525
143,150	Ameris Bancorp	7,572,635
36,600	Anthem, Inc.	8,041,020
110,500	Avnet, Inc.	4,614,480
161,800	Brookline Bancorp, Inc.	2,621,160
72,600	Capital One Financial Corp.	6,956,532
68,851	Carter's, Inc.	7,167,389
169,774	Colony Bankcorp, Inc.	2,750,339
108,000	Dime Community Bancshares, Inc.	1,987,200
151,100	Franklin Resources, Inc.	5,240,148
32,167	General Dynamics Corp.	7,105,690
80,500	Hewlett Packard Enterprise Co.	1,411,970
184,163	International Bancshares Corp.	7,163,941
74,600	JPMorgan Chase & Co.	8,203,762
144,400	L Brands, Inc.	5,517,524
112,882	Marathon Petroleum Corp.	8,252,803
87,200	Microsoft Corp.	7,958,744
45,144	NextEra Energy, Inc.	7,373,370
63,825	Pinnacle Financial Partners, Inc.	4,097,565
50,865	Praxair, Inc.	7,339,819
61,733	Quest Diagnostics, Inc.	6,191,820
52,300	The J.M. Smucker Co.	6,485,723
324,600	The Western Union Co.	6,242,058
104,600	Tyson Foods, Inc., Class A	7,655,674
36,968	UnitedHealth Group, Inc.	7,911,152
92,651	Verizon Communications, Inc.	4,430,571
282,300	Web.com Group, Inc. (a)	5,109,630
103,938	Webster Financial Corp.	5,758,165
126,911	WESCO International, Inc. (a)	7,874,828
203,425	Xerox Corp.	5,854,571
		187,584,007
Total Common Stock (Cost $469,420,013)		512,613,410

Principal	Security Description	Rate	Maturity	Value
Short-Term Investments - 0.0%
Certificates of Deposit - 0.0%
$34,011	Middlesex Federal Savings Bank	1.34%	12/18/18	34,011
33,527	Salem Five Financial	1.75	11/24/18	33,527
Total Certificates of Deposit (Cost $67,538)				67,538
Total Short-Term Investments (Cost $67,538)				67,538

Value
Investments, at value - 97.7% (Cost $469,487,551)	$512,680,948
Other Assets & Liabilities, Net - 2.3%	12,149,037
Net Assets - 100.0%	$524,829,985

ADR	American Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
(a)	Non-income producing security.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, longterm U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

POLARIS GLOBAL VALUE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

	Level 1	Level 2	Level 3	Total
Investments at Value
Common Stock
Australia	$11,153,553	$–	$–	$11,153,553
Austria	6,681,145	–	–	6,681,145
Belgium	6,896,990	–	–	6,896,990
Canada	15,815,202	–	–	15,815,202
Colombia	6,511,113	–	–	6,511,113
Finland	5,429,660	–	–	5,429,660
France	24,687,598	–	–	24,687,598
Germany	51,363,088	–	–	51,363,088
India	7,541,982	–	–	7,541,982
Ireland	5,194,527	–	–	5,194,527
Israel	7,082,096	–	–	7,082,096
Italy	511,839	–	–	511,839
Japan	29,609,677	–	–	29,609,677
Norway	21,287,027	–	–	21,287,027
Puerto Rico	6,513,530	–	–	6,513,530
Russian Federation	2,362,284	–	–	2,362,284
Singapore	7,456,346	–	–	7,456,346
South Korea	24,782,772	–	–	24,782,772
Sweden	13,914,003	–	–	13,914,003
Switzerland	12,128,608	–	–	12,128,608
Thailand	7,064,862	–	–	7,064,862
United Kingdom	51,041,501	–	–	51,041,501
United States	187,584,007	–	–	187,584,007
Certificates of Deposit	–	67,538	–	67,538
Investments at Value	$512,613,410	$67,538	$–	$512,680,948

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.

THE BEEHIVE FUND
SCHEDULE OF INVESTMENTS (Unaudited)
MARCH 31, 2018

Shares	Security Description	Value
Common Stock - 93.9%
Consumer Discretionary - 8.8%
8,047	Adient PLC	$480,889
43,060	Aptiv PLC	3,658,808
98,520	Comcast Corp., Class A	3,366,429
21,616	Delphi Technologies PLC	1,030,002
13,930	Whirlpool Corp.	2,132,822
		10,668,950
Consumer Staples - 3.2%
49,750	Nestle SA, ADR	3,932,737

Energy - 5.2%
59,400	Royal Dutch Shell PLC, ADR, Class B	3,892,482
36,420	Schlumberger, Ltd.	2,359,288
		6,251,770
Financials - 22.9%
105,250	American International Group, Inc.	5,727,705
36,970	Chubb, Ltd.	5,056,387
100,430	CIT Group, Inc.	5,172,145
63,437	Citigroup, Inc.	4,281,997
35,210	JPMorgan Chase & Co.	3,872,044
78,694	MetLife, Inc.	3,611,268
		27,721,546
Health Care - 15.1%
27,942	Allergan PLC	4,702,359
40,340	Celgene Corp. (a)	3,598,731
54,615	Gilead Sciences, Inc.	4,117,425
28,285	Thermo Fisher Scientific, Inc.	5,839,721
		18,258,236
Industrials - 13.0%
58,130	Danaher Corp.	5,691,509
76,820	Delta Air Lines, Inc.	4,210,504
149,100	General Electric Co.	2,009,868
36,355	United Parcel Service, Inc., Class B	3,804,914
		15,716,795
Materials - 4.4%
134,120	Ball Corp.	5,325,905

Software & Services - 17.4%
3,082	Alphabet, Inc., Class A (a)	3,196,466
2,251	Alphabet, Inc., Class C (a)	2,322,559
79,830	Microsoft Corp.	7,286,084
54,360	Naspers, Ltd., ADR, Class N	2,727,785
119,780	Oracle Corp.	5,479,935
		21,012,829
Technology Hardware & Equipment - 3.9%
28,070	Apple, Inc.	4,709,585

Total Common Stock (Cost $71,688,176)		113,598,353

Money Market Fund - 6.1%
7,354,784	Goldman Sachs Financial Square Treasury Instruments Fund, Institutional Shares, 1.54% (b)
	(Cost $7,354,784)	7,354,784

Investments, at value - 100.0% (Cost $79,042,960)		$120,953,137
Other Assets & Liabilities, Net - 0.0%		(22,574)
Net Assets - 100.0%		$120,930,563

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of March 31, 2018.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2018.

The Fund has a three-tier fair value hierarchy. The basis of the tiers is dependent upon the various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical assets

Level 2 – Prices determined using significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Short-term securities with maturities of sixty days or less are valued at amortized cost, which approximates market value, and are categorized as Level 2 in the hierarchy. Municipal securities, long-term U.S. government obligations and corporate debt securities are valued in accordance with the evaluated price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, warrants that do not trade on an exchange, securities valued at the mean between the last reported bid and ask quotation and international equity securities valued by an independent third party with adjustments for changes in value between the time of the securities respective local market closes and the close of the U.S. market.

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Valuation Inputs	Investments in Securities
Level 1 - Quoted Prices	$113,598,353
Level 2 - Other Significant Observable Inputs	7,354,784
Level 3 - Significant Unobservable Inputs	–
Total	$120,953,137

The Level 1 value displayed in this table is Common Stock. The Level 2 value displayed in this table is a Money Market Fund. Refer to this Schedule of Investments for a further breakout of each security by industry.

The Fund utilizes the end of period methodology when determining transfers. There were no transfers among Level 1, Level 2 and Level 3 for the period ended March 31, 2018.

THE PORTFOLIO OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND’S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND’S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED BY THE FUND.
Item 2.  Controls and Procedures.
((a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b)  under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report
 (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits
Certifications as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FORUM FUNDS

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 3, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jessica Chase
Jessica Chase, Principal Executive Officer

Date:	May 3, 2018

By:	/s/ Karen Shaw
Karen Shaw, Principal Financial Officer

Date:	May 3, 2018